Related-party Transactions- Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended		24 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2020
IFRS Statement [Line Items]
Purchases of goods, related party transactions	$ 3,532	$ 689
Key management Personnel Compensation Director	150		$ 135
Cheng Mei Materials Technology Corporation [Member]
IFRS Statement [Line Items]
Purchases of goods, related party transactions	$ 3,469	$ 663